IronBridge SMID Cap Fund (Prospectus Summary) | IronBridge SMID Cap Fund
IRONBRIDGE SMID CAP FUND
Investment Objective.
The investment objective of the IronBridge SMID Cap Fund ("SMID Cap Fund") is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge SMID Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IronBridge SMID Cap Fund
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.92%

Expense Example.
This Example is intended to help you compare the cost of investing in the SMID
Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the SMID Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the SMID Cap Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IronBridge SMID Cap Fund	94	293	509	1,131

Portfolio Turnover.
The SMID Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the SMID Cap Fund's portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies.
The SMID Cap Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities of companies with small-to-medium market capitalizations.  For this purpose, the Adviser defines a small-to-medium capitalization company as a company that has a market capitalization of between $100 million and $10 billion, which definition is applied at the time of purchase.  The SMID Cap Fund may invest in American
Depository Receipts and/or Global Depository Receipts.

The Adviser actively manages the SMID Cap Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the SMID Cap Fund invests primarily in growth and value-style equity securities.
Principal Investment Risks.
Market Risk.  The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk.  During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations.  Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small-to-Medium Capitalization Risks.  Securities of companies with small-to-medium market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the SMID Cap Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk.  Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk.  There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk.  ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the SMID Cap Fund.
Performance.
The bar chart and table below show how the SMID Cap Fund (and, for periods prior to July 23, 2010, the Frontegra IronBridge SMID Fund (the "Predecessor SMID
Fund"), the predecessor of the SMID Cap Fund) has performed in the past and provides some indication of the risks of investing in the SMID Cap Fund. The table shows how the performance of the SMID Cap Fund (and Predecessor SMID Fund)
has varied from year to year as compared with the performance of the Russell
2500® Index, a securities index that measures the performance of the small-to-medium capitalization segment of the U.S. equity universe. For periods prior to July 23, 2010, after-tax returns are shown only for Predecessor SMID
Fund's Institutional Class shares, which commenced operations on December 31,
2004 and correspond to the SMID Cap Fund's shares. Keep in mind that past performance (before and after taxes) may not indicate how well the SMID Cap Fund will perform in the future. Updated performance information can be found on our
Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Calendar Year Total Returns Annual Total Returns for SMID Cap Fund (or Predecessor SMID Fund) for the years ended December 31,	[1]

During the periods shown above, the highest return for the SMID Cap Fund or the
Predecessor SMID Fund for a calendar quarter was 18.39% (quarter ended June 30,
2009) and the lowest return for a calendar quarter was (24.46)% (quarter ended
December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
IronBridge SMID Cap Fund	Return Before Taxes	(2.82%)	2.50%	4.31%	Dec. 31, 2004
IronBridge SMID Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	(3.20%)	1.96%	3.87%	Dec. 31, 2004
IronBridge SMID Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.34%)	2.00%	3.61%	Dec. 31, 2004
IronBridge SMID Cap Fund Russell 2500® Index	Russell 2500® Index	(2.51%)	1.24%	4.22%	Dec. 31, 2004

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your SMID Cap Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.

[1]	For the nine-month period ended September 30, 2012, the SMID Cap Fund had a return of 10.34%.